Long-term Debt (Details) - USD ($)			1 Months Ended									6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 15, 2021	May 01, 2020	Nov. 29, 2021	Nov. 15, 2021	Jul. 26, 2021	Jun. 24, 2021	Apr. 30, 2021	Mar. 22, 2021	Apr. 30, 2020	Jan. 31, 2020	Jul. 19, 2019	Jul. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 18, 2019
Long-term Debt (Details) [Line Items]
Debt issuance cost													$ 1,500,000	$ 700,000
Issued cost																	$ 1,500,000
Increaseing borrowing amount																$ 98,000,000
Additional interest rate																2.00%
Total leverage rate													10.00%
Commitment fee rate													$ 0.005
Interest Expense, Long-term Debt													600,000
Monthly principal amount												$ 1,000,000
Issuance cost								$ 20,000,000
Principal payment amount													4,000,000
Principal payment amount													1,000,000
Installment amount													4,300,000
Total leverage amount													20,000,000
Total fees payable													$ 6,900,000
Borrowed amount																		$ 12,500,000
Bearing interest rate													36.00%					13.73%
Increase of borrowing amount										$ 2,050,000.00
Unamortized debt issuance cost													$ 100,000
Long term debt, descriptions		The PPP loans bear a fixed interest rate of 1% over a two-year term, are guaranteed by the United States federal government, and do not require collateral. The loans may be forgiven, in part or whole, if the proceeds are used to retain and pay employees and for other qualifying expenditures. The $9.3 million in PPP loans are eligible for forgiveness, and the Company expects a significant amount to be forgiven which would result in a gain to the Consolidated Statements of Operations. The Company submitted its forgiveness applications to the Small Business Administration (“SBA”) between November 2020 and January 2021. The monthly repayment terms will be established in the notification letters with the amount of loan forgiveness. On December 25, 2020, $0.1 million of a $0.2 million PPP loan was forgiven. On March 9, 2021, $0.1 million of a $0.3 million PPP loan was forgiven. On June 13, 2021, $1.2 million of a $1.2 million PPP loan was forgiven. The Company is awaiting a response on its forgiveness application related to a $7.6 million PPP loan. All loan forgiveness was recognized in other income (expense) of the Unaudited Condensed Consolidated Statements of Operations.					Company received Paycheck Protection Program loans (“PPP loans”) through four of its subsidiaries for a total amount of $9.3 million. The PPP loans bear a fixed interest rate of 1% over a two-year term, are guaranteed by the United States federal government, and do not require collateral. The loans may be forgiven, in part or whole, if the proceeds are used to retain and pay employees and for other qualifying expenditures. The $9.3 million in PPP loans are eligible for forgiveness, and the Company expects a significant amount to be forgiven which would result in a gain to the Consolidated Statement of Operations. The Company submitted its forgiveness applications to the Small Business Administration (“SBA”) between November 2020 and January 2021. The monthly repayment terms will be established in the notification letters with the amount of loan forgiveness. On December 25, 2020, $0.1 million of a $0.2 million PPP loan was forgiven, and this was recognized in other income (expense) in the Consolidated Statement of Operations.		Company received PPP loans through four of its subsidiaries for a total amount of $9.3 million. The PPP loans bear a fixed interest rate of 1% over a two-year term, are guaranteed by the United States federal government, and do not require collateral. The loans may be forgiven, in part or whole, if the proceeds are used to retain and pay employees and for other qualifying expenditures. The $9.3 million in PPP loans are eligible for forgiveness, and the Company expects a significant amount to be forgiven which would result in a gain to the Consolidated Statements of Operations. The Company submitted its forgiveness applications to the Small Business Administration (“SBA”) between November 2020 and January 2021. The monthly repayment terms will be established in the notification letters with the amount of loan forgiveness. On December 25, 2020, $0.1 million of a $0.2 million PPP loan was forgiven. On March 9, 2021, $0.1 million of a $0.3 million PPP loan was forgiven. On June 13, 2021, $1.2 million of a $1.2 million PPP loan was forgiven. The Company is awaiting a response on its forgiveness application related to a $7.6 million PPP loan. All loan forgiveness was recognized in other income (expense) of the Unaudited Condensed Consolidated Statements of Operations.
Mature date						Dec. 20, 2021
Extended maturity date						May 19, 2022
Maturity date description						Interest is due and payable in arrears on the Original Maturity Date at a 14.0% per annum until and including December 20, 2021 and at 20% per annum from the Original Maturity Date to the Extended Maturity Date calculated on the actual number of days elapsed.
Equal principal amount					$ 3,700,000
Due date					Jan. 26, 2022
Net loan proceeds													3,200,000
Debt discount													500,000
Debt issuance cost amortization													$ 1,479,000	$ 685,000	$ 925,000	$ 728,000	$ 116,000
Maturity date																	Nov. 15, 2023
Borrowing increased										2,050,000.00						$ 5,000,000
Interest rate															10.00%
Annual commitment fee															0.5%
Additional loan interest rate																2.00%
Credit agreements, description															Principal payments of $0.6 million are due quarterly until maturity, at which time the remaining outstanding balance is due. Based on amendments dated February 2, 2021, the Company shall pay, in place of the first two regular quarterly principal installments of 2021, from February 2021 through and including July 2021, monthly principal installments of $1.0 million on the last business day of each of these six calendar months.
Subsequent Event [Member]
Long-term Debt (Details) [Line Items]
Total leverage amount				$ 20,000,000
Business Combination [Member]
Long-term Debt (Details) [Line Items]
Convertable interest										$ 38,100,000
Monroe Capital Management Advisors LLC [Member]
Long-term Debt (Details) [Line Items]
Increaseing borrowing amount																$ 5,000,000
Additional interest rate																2.00%
Total leverage rate													10.00%
Advisors LLC [Member]
Long-term Debt (Details) [Line Items]
Issued cost																	$ 75,000,000
Credit Agreements [Member]
Long-term Debt (Details) [Line Items]
Principal payment amount													$ 1,000,000
Installment amount													2,900,000
AGS Group LLC [Member]
Long-term Debt (Details) [Line Items]
Principal amount						$ 700,000
Forecast [Member]
Long-term Debt (Details) [Line Items]
Principal payment due			$ 4,000,000
Principal payment			$ 20,000,000
Class A Common Stock [Member]
Long-term Debt (Details) [Line Items]
Purchase amount													7,000,000
Reduce amount													$ 5,000,000
Shares issued (in Shares)										115,923
Class A Common Stock [Member] | Subsequent Event [Member]
Long-term Debt (Details) [Line Items]
Stock issued	$ 30,000,000
Minimum [Member]
Long-term Debt (Details) [Line Items]
Interest rate																8.00%
Minimum [Member] | Monroe Capital Management Advisors LLC [Member]
Long-term Debt (Details) [Line Items]
Interest rate																8.00%
Maximum [Member]
Long-term Debt (Details) [Line Items]
Interest rate																9.00%
Borrowing increased																	98,000,000
Maximum [Member] | Monroe Capital Management Advisors LLC [Member]
Long-term Debt (Details) [Line Items]
Interest rate																9.00%
Monroe Capital Management Advisors LLC [Member]
Long-term Debt (Details) [Line Items]
Company borrowed																	1,500,000
Term loan																	$ 75,000,000
Monroe Capital Management Advisors LLC [Member] | Minimum [Member]
Long-term Debt (Details) [Line Items]
Interest paid of total leverage ratio																8.00%
Monroe Capital Management Advisors LLC [Member] | Maximum [Member]
Long-term Debt (Details) [Line Items]
Interest paid of total leverage ratio																9.00%
LIBOR [Member]
Long-term Debt (Details) [Line Items]
Additional interest paid																2.00%
LIBOR [Member] | Minimum [Member]
Long-term Debt (Details) [Line Items]
Interest paid																$ 0.08
LIBOR [Member] | Maximum [Member]
Long-term Debt (Details) [Line Items]
Interest paid																$ 0.09
Nexxus Capital Equity Fund VI, L.P. [Member]
Long-term Debt (Details) [Line Items]
Company borrowed											$ 12,500,000
Interest rate											13.73%